Summary of Significant Accounting Policies - Summary of Gross and Net Amounts of Offsetting Assets and Liabilities (Detail) (Commodity Futures Contracts [Member], USD $)	Dec. 31, 2013	Dec. 31, 2012
Commodity Futures Contracts [Member]
Derivative [Line Items]
Gross Amount of Recognized Assets	$ 95,714
Gross Amounts Offset Assets in the Statement of Financial Condition	(42,432)
Net Amounts of Assets Presented in the Statement of Financial Condition	53,282
Financial Instruments Assets
Cash Collateral Pledged Assets
Assets Net Amount	53,282
Gross Amount of Recognized Liabilities		(90,690)
Gross Amounts Offset Liabilities in the Statement of Financial Condition		69,306
Net Amounts of Liabilities Presented in the Statement of Financial Condition		(21,654)
Liabilities Financial Instruments
Cash Collateral Pledged Liabilities		21,654
Liabilities Net Amount